Westworld (Details) - $ / shares	Oct. 01, 2021	Sep. 08, 2021
Subsequent Event [Line Items]
Warrant, Outstanding		11,299,000
Warrant Term		5 years
Exercise Price of Warrants		$ 9.50
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrant, Outstanding	850,000
Warrant Term	3 years
Exercise Price of Warrants	$ 6.00